Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Apr. 05, 2022
MSCI World ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Account Value	$ 14,266	$ 12,418	$ 10,396	$ 10,000
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,899	12,817	10,124		$ 8,773	$ 10,000
Solactive GBS Global Markets ex United States Large & Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets ex United States Large & Mid Cap Index
Account Value	$ 14,175	12,279	10,393	10,000
Goldman Sachs MarketBeta® Total International Equity ETF
Account Value [Line Items]
Account Value	$ 13,821	11,981	10,185	$ 10,000
Solactive GBS United States 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS United States 1000 Index
Account Value	$ 14,895	12,809	10,113		8,765	10,000
Goldman Sachs MarketBeta® U.S. 1000 Equity ETF
Account Value [Line Items]
Account Value	$ 14,864	$ 12,798	$ 10,117		$ 8,764	$ 10,000